CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Common Shares KRW (₩) shares	Common Shares USD ($) shares	Additional Paid-in Capital KRW (₩)	Additional Paid-in Capital USD ($)	Retained Earnings (Accumulated deficit). KRW (₩)	Retained Earnings (Accumulated deficit). USD ($)	Accumulated Other Comprehensive Income (Loss) KRW (₩)	Accumulated Other Comprehensive Income (Loss) USD ($)	Non-Controlling Interest in Subsidiaries KRW (₩)	Non-Controlling Interest in Subsidiaries USD ($)
Beginning Balance at Dec. 31, 2013	₩ 69,000		₩ 3,474		₩ 75,076		₩ (10,889)		₩ 1,674		₩ (335)
Beginning Balance (in shares) at Dec. 31, 2013 | shares			6,948,900	6,948,900
Comprehensive loss
Foreign currency translation adjustments, net of tax	(153)								(153)
Net Income (loss)	(20,999)						(20,907)				(92)
Ending Balance at Dec. 31, 2014	47,848		₩ 3,474		75,076		(31,796)		1,521		(427)
Ending Balance (in shares) at Dec. 31, 2014 | shares			6,948,900	6,948,900
Comprehensive loss
Foreign currency translation adjustments, net of tax	(827)								(827)
Net Income (loss)	(17,029)						(16,965)				(64)
Ending Balance at Dec. 31, 2015	29,992	$ 24,916	₩ 3,474	$ 2,886	75,076	$ 62,369	(48,761)	$ (40,508)	694	$ 577	(491)	$ (408)
Ending Balance (in shares) at Dec. 31, 2015 | shares			6,948,900	6,948,900
Comprehensive loss
Foreign currency translation adjustments, net of tax	(77)	(64)							(77)	(64)
Net Income (loss)	179	148					250	207			(71)	(59)
Ending Balance at Dec. 31, 2016	₩ 30,094	$ 25,000	₩ 3,474	$ 2,886	₩ 75,076	$ 62,369	₩ (48,511)	$ (40,301)	₩ 617	$ 513	₩ (562)	$ (467)
Ending Balance (in shares) at Dec. 31, 2016 | shares			6,948,900	6,948,900